Derivative Financial Instruments and Hedge Accounting - Summary of Amounts at the Reporting Rate Relating to Items Designated as Hedge Items (Detail) - Financial liabilities - borrowings [member] - GBP (£)
£ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments of net investment hedges [line items]
Carrying amount of Hedging instruments	£ (246)	£ (246)
Hedge ineffectiveness	0	0
Interest rate risk [member]
Disclosure of detailed information about hedging instruments of net investment hedges [line items]
Carrying amount of Hedging instruments	(367)	(347)
Accumulated amount of fair value hedge adjustments on the hedged item included in the carrying amount	(9)	(9)
Change in fair value of hedged item used to determine hedge ineffectiveness	0	0
Hedge ineffectiveness	£ 0	£ 0
Line item in profit or loss that includes hedge ineffectiveness
Currency risk [member]
Disclosure of detailed information about hedging instruments of net investment hedges [line items]
Carrying amount of Hedging instruments	£ (367)	£ (347)
Change in fair value of hedged item used to determine hedge ineffectiveness	(19)	21
Hedge ineffectiveness	£ 0	£ 0
Line item in profit or loss that includes hedge ineffectiveness